Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenues	$ 4,790		$ 6,797		$ 3,588
Inventory					19,710	77,936
Cost of Sales	350	3,845	350	3,845	19,710	77,936
Gross Profit (Loss)	4,440	(3,845)	6,447	(3,845)	(16,122)	(77,936)
Operating Expenses:
Sales and Marketing	35,580	5,182	82,262	7,978	171,509	38,348
Research and Development		7,132		7,132	12,672	200,982
Intangible Impairment	11,971		15,577		31,272	103,800
General and Administrative:
Depreciation and Amortization	8,859	141,040	60,665	285,130	559,544	646,921
Other General and Administrative	766,597	272,415	1,108,578	619,250	1,225,013	3,604,821
Total General and Administration	775,456	413,455	1,169,243	904,380	1,784,557	4,251,742
Total Operating Expenses	823,007	425,769	1,267,082	919,490	2,000,010	4,594,872
Operating Loss	(818,567)	(429,614)	(1,260,635)	(923,335)	(2,016,132)	(4,672,808)
Other Income (Expense)
Gain on Sale of Asset			482	450
Gain on Settlements					47,710
Loss on Sale of Assets					(389)
Gain on Debt Restructuring	516		516
Loss on Debt Extinguishment		(81,738)		(81,738)	81,738
Derivative Expense	(389,300)		(731,500)
Interest Expense	(140,651)	(7,821)	(170,873)	(15,437)	(32,185)	(84,950)
Total Other Expense	(529,435)	(89,559)	(901,375)	(96,725)	(66,602)	(84,950)
Net Loss before taxes	(1,348,002)	(519,173)	(2,162,010)	(1,020,060)	(2,082,734)	(4,757,758)
Income Tax Provision
Net Loss	$ (1,348,002)	$ (519,173)	$ (2,162,010)	$ (1,020,060)	$ (2,082,734)	$ (4,757,758)
Net Loss Per Share - Basic and Diluted	$ (0.06)	$ (0.03)	$ (0.09)	$ (0.05)	$ (0.10)	$ (0.26)
Weighted Average Common Shares Outstanding - Basic and Diluted	23,356,342	20,006,881	23,148,429	19,969,094	21,222,359	18,451,797